Offerings - Offering: 1	Aug. 08, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered	4,615,382
Proposed Maximum Offering Price per Unit	1.735
Maximum Aggregate Offering Price	$ 8,007,687.77
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,225.98
Offering Note	The shares of common stock will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 4,615,382 shares of the Registrant’s common stock, which consists of (i) 3,076,921 shares of the Registrant’s common stock issuable upon the exercise of outstanding common stock warrants and (ii) 1,538,461 shares of the Registrant’s common stock issuable upon the exercise of outstanding pre-funded warrants. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events.
(2)This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant’s common stock on August 6, 2025, as reported on the Nasdaq Capital Market.